Reverse Recapitalization	12 Months Ended
Dec. 31, 2020
Reverse Recapitalization
Reverse Recapitalization

Note 3 — Reverse Recapitalization

On October 21, 2020, the Company entered into an Agreement and Plan of Merger (the “Merger Agreement”) among the Company, CarLotz, Inc. (formerly known as Acamar Partners Acquisition Corp. (“Acamar Partners”)) and Acamar Partners Sub, Inc., a direct wholly owned subsidiary of Acamar (“Merger Sub”), pursuant to which Merger Sub merged with and into the Company with the Company continuing as the surviving entity (the “Merger”). As a result of the Merger, each outstanding share of the Company’s common stock was converted into the right to receive newly issued shares of Acamar Partners Class A common stock, as calculated pursuant to the terms of the Merger Agreement.

On January 21, 2020, the Company consummated the Merger.

The Merger is accounted for as a reverse recapitalization in accordance with U.S. GAAP. Under this method of accounting, Acamar Partners was treated as the “acquired” company for financial reporting purposes. Accordingly, for accounting purposes, the Merger was treated as the equivalent of the Company issuing stock for the net assets of Acamar Partners, accompanied by a recapitalization.

Pursuant to U.S. GAAP, the Company  retroactively applied the recapitalization to  the Company’s equity structure, including the consolidated statement of stockholders’ equity (deficit) from January 1, 2018 to December 31, 2020, the total stockholders’ equity (deficit) within the Company’s consolidated balance sheet as of December 31, 2020 and 2019 and the weighted average outstanding shares basic and diluted for the years ended December 31, 2020, 2019 and 2018.

Retroactive Application of Recapitalization to Consolidated Statements of Stockholders’ Equity (Deficit)

The following table summarizes the  retroactive application of the recapitalization to the Company’s common and preferred stock outstanding as a result of the Merger.

Date	Description	As Previously Reported	1/21/21 Conversion Ratio	Recapitalized Common Shares
1/1/2018	Common Stock	3,869,118	10.1927	39,436,759
1/1/2018	Treasury Stock	(152,592)	10.1927	(1,555,324)
1/1/2018	Preferred Stock	1,220,851	10.1927	12,443,768
1/22/2019	Preferred Stock	305,188	10.1927	3,110,691
5/1/2019	Preferred Stock	508,712	10.1927	5,185,149

Unless otherwise indicated, all of the Company’s common stock as well as previously issued stock options, treasury stock and redeemable convertible preferred stock presented in the accompanying retroactively revised consolidated statements of stockholders’ equity (deficit) or in the related notes are presented on an as- or as if-converted basis, converted at the ratio of 10.1927 and presented as shares or awards of our common stock.

Retroactive Application of Recapitalization to Consolidated Statements of Operations

Based on the retroactive application of recapitalization to our consolidated statements of stockholders’ equity (deficit), we recalculated the weighted-average outstanding shares for the years ended December 31, 2020, 2019 and 2018. The basic and diluted weighted-average outstanding shares are retroactively converted to common stock to conform to the retroactively revised consolidated statements of stockholders’ equity (deficit). The following table summarizes the weighted-average outstanding shares, basic and diluted for the years ended December 31, 2020, 2019 and 2018 after factoring all retroactive application of recapitalization.

Date	Recapitalized Common Stock	Days outstanding	% of weighting	Weighted Average Outstanding Shares
1/1/2018	50,325,203	365	100%	50,325,203
12/31/2018	50,325,203	365	100%	50,325,203
1/1/2019	50,325,203	21	6%	2,895,423
1/22/2019	53,435,893	99	27%	14,493,571
5/1/2019	58,621,042	245	67%	39,348,371
12/31/2019	58,621,042	365	100%	56,737,364
1/1/2020	58,621,042	366	100%	58,621,042
12/31/2020	58,621,042	366	100%	58,621,042

Retroactive Application of Recapitalization to Consolidated Balance Sheets

To conform to the retroactive application of recapitalization to our consolidated statements of stockholders’ equity (deficit), we reclassified $17,558 at December 31, 2020 and 2019 and $8,669 at December 31, 2018 of redeemable convertible preferred stock to Additional paid-in capital. Additionally, we reclassified $(1,500) of treasury stock to Additional paid-in capital effective January 1, 2018.